EQUITY METHOD INVESTMENT (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 351,449	$ 1,499,434
Current liabilities	$ 1,601,223	96,248
Unconsolidated Subsidiary [Member]
Current assets		23,172	$ 39,588
Noncurrent assets		51,872	52,121
Current liabilities		2,391	10,485
Noncurrent liabilities		$ 117,150	$ 119,690